As filed with the Securities and Exchange Commission on December 27, 2007
                                     Investment Company Act File Number 811-4265


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2007

ITEM 1: SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
CONNETICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF NET ASSETS
OCTOBER 31, 2007
(UNAUDITED)
===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                    ---------------
     Face                                                                       Maturity     Current      Value            Standard
    Amount                                                                        Date      Coupon(b)    (Note 1)   Moody's & Poor's
----------                                                                        ----      ---------    --------   ------- --------
Put Bond (c)(3.72%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,580,000   Connecticut State HEFA P-Float PT-905
              Insured by FGIC                                                   03/06/08     3.66%   $ 2,580,000     P-1       A-1+
-----------                                                                                          -----------
  2,580,000   Total Put Bond                                                                           2,580,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (25.68%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000   Connecticut State Special Tax Obligation RB - Series A
              Insured by FSA                                                    11/01/07     3.65%   $ 1,100,000     AAA        AAA
  2,000,000   Danbury, CT BAN                                                   08/01/08     3.67      2,008,371    MIG-1      SP-1+
  2,745,000   East Lyme, CT BAN                                                 07/17/08     3.70      2,755,293    MIG-1
  2,000,000   Hartford, CT BAN (d)                                              11/15/07     3.60      2,000,297
  2,000,000   Manchester, CT BAN (d)                                            07/02/08     3.72      2,003,599
  2,000,000   Neshaminy, PA School District (d)                                 06/30/08     3.90      2,003,172
  4,000,000   Puerto Rico Industrial Medical & Environmental IDRB
              (Abbott Laboratories Project)-1983A                               03/01/08     3.81      4,000,645     P-1       A-1+
  1,950,000   Windsor, CT BAN (d)                                               06/26/08     3.70      1,953,659
-----------                                                                                          -----------
 17,795,000   Total Tax Exempt General Obligation Notes & Bonds                                       17,825,036
-----------                                                                                          -----------
Variable Rate Demand Instruments (e) (71.56%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,800,000   BB & T Municipal Trust Floater - Series 1004
              LOC Branch Banking & Trust Company                                11/06/23     3.61%   $ 1,800,000   VMIG-1
  1,800,000   BB & T Municipal Trust Floater - Series 1002
              LOC Branch Banking & Trust Company                                01/01/25     3.61      1,800,000   VMIG-1
  2,300,000   Connecticut Development Authority Solid Waste Disposal
              Facilities RB (PJ Rand - Whitney Container Board Limited)
              Partnership Project) - Series 1993
              LOC Bank of Montreal                                              08/01/23     3.23      2,300,000   VMIG-1      A-1+
  3,150,000   Connecticut Floater Trust - Series 06 P58U - REG-D                07/01/42     3.24      3,150,000   VMIG-1      A-1
  3,000,000   Connecticut State HEFA (Hospital of St. Raphael Issue) - Series M
              LOC KBC Bank                                                      07/01/24     3.25      3,000,000   VMIG-1      A-1
  2,910,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30     3.40      2,910,000   VMIG-1
  2,700,000   Connecticut Special Tax Obligation Refunding Bonds
              Insured by AMBAC Indemnity Corporation                            02/01/22     3.23      2,700,000   VMIG-1      A-1+
  1,280,000   Connecticut State Development Authority IDRB (Acucut Inc. Project)
              LOC First Union National Bank                                     06/01/18     3.57      1,280,000     P-1       A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Garment Technology Inc.) - Series 1984
              LOC Citizens Bank                                                 12/01/14     3.32        500,000               A-1+
  3,000,000   Connecticut State HEFA
              LOC Bank of America, N.A.                                         07/01/37     3.42      3,000,000               A-1+
  2,770,000   Connecticut State HEFA (Eastern Connecticut Health) -  Series B
              LOC Comerica Bank                                                 07/01/34     3.45      2,770,000   VMIG-1      A-1+
  1,400,000   Connecticut State HEFA (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     3.42      1,400,000               A-1+
  1,000,000   Connecticut State HEFA (Yale University) -  Series T              07/01/29     3.34      1,000,000   VMIG-1      A-1+
    175,000   Connecticut State HEFA (Yale University) -  Series U-1 & U-2      07/01/33     3.13        175,000   VMIG-1      A-1+
  1,100,000   Connecticut State HEFA (Yale University) -  V-1                   07/01/36     3.50      1,100,000   VMIG-1      A-1+
  1,000,000   Connecticut State HEFA (Yale University) -  Series Y-2            07/01/35     3.50      1,000,000   VMIG-1      A-1+
  1,160,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     3.42      1,160,000               A-1+
  2,740,000   Connecticut State HFA (ROCs II - R Trust - Series 402)
              (Housing Mortgage Finance Program Bonds)                          11/15/33     3.58      2,740,000   VMIG-1
  2,000,000   Connecticut State PUTTERS - Series 1170, Relating to CT GO Bonds
              Insured by FGIC                                                   11/15/13     3.45      2,000,000   VMIG-1      A-1
    250,000   Connecticut State Special Tax Obligation Bonds - Series 2003
              Insured by AMBAC Indemnity Corporation                            02/01/22     3.23        250,000   VMIG-1      A-1+
  2,525,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                    12/01/10     3.25      2,525,000     P-1       A-1+
  1,090,000   Connecticut Street PUTTERS - Series 291
              Tax Exempt Receipts, Relating to CT GO Bonds
              Insured by FSA                                                    11/15/13     3.45      1,090,000               A-1+
  1,000,000   Nashville & Davidson County, TN   MHRB
              (Wedgewood Towers Project) - Series 2004B (c)
              LOC Amsouth Bank, N.A.                                            06/01/34     3.59      1,000,000     P-1       A-1
    395,000   New Britain, CT GO -  Series B
              Insured by AMBAC Indemnity Corporation                            04/01/20     3.30        395,000               A-1+
  2,800,000   Puerto Rico Infrastructure Financing Authority
              (Special Obligation Bonds)  - Series 2000 A
              Guaranteed by US Government                                       04/01/27     3.44      2,800,000               A-1+
  1,500,000   State of Connecticut HEFA RB (Greenwich Family YMCA - A)
              LOC Bank of New York                                              07/01/35     3.45      1,500,000   VMIG-1
  2,000,000   State of Connecticut HEFA  RB (Hotchkiss School) - Series A       07/01/30     3.44      2,000,000   VMIG-1      A-1+
    500,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Public
              Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                    07/01/27     3.44        500,000               A-1+
  1,835,000   Weston, CT ROCs ll R Trusts - Series 6501                         07/15/22     3.49      1,835,000   VMIG-1
-----------                                                                                          -----------
 49,680,000   Total Variable Rate Demand Instruments                                                  49,680,000
-----------                                                                                          -----------

              Total Investments (100.96%)                                                             70,085,036
              Liabilities in excess of cash and other assets (-0.96%)                                   (665,432)
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $69,419,604
                                                                                                     ===========

             Net Asset Value, offering and redemption price per share:
             Class A Shares, 18,903,025  shares outstanding                                          $      1.00
                                                                                                     ===========
             Class B Shares, 50,542,380  shares outstanding                                          $      1.00
                                                                                                     ===========


FOOTNOTES:

    Note 1: Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility,a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FGIC    =  Financial Guaranty Insurance Company                 MHRB   =   Multi-Family Housing Revenue Bond
     FSA     =  Financial Security Assurance                         RB     =   Revenue Bond
     GO      =  General Obligation                                   ROC    =   Reset Option Certificate
     HEFA    =  Health and Education Facilities Authority            TIC    =   Trust Inverse Certificate
     HFA     =  Housing Finance Authority                            TOC    =   Tender Option Certificate
     IDRB    =  Industrial Development Revenue Bond



ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Christine Manna
                                    -------------------
                                        Christine Manna, Secretary

Date: December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Michael P. Lydon
                                    --------------------
                                        Michael P. Lydon, President

Date: December 27, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                        Anthony Pace, Treasurer

Date: December 27, 2007

* Print the name and title of each signing officer under his or her signature.